Provisions for other liabilities and charges - Decommissioning and site restoration provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of other provisions [line items]
Non-current	$ 84,533	$ 71,598	[1]
Current	483	343	[1]
Decommissioning and site restoration provisions
Disclosure of other provisions [line items]
At January 1	71,941	53,266		$ 33,568
Additions through business combinations (note 27)	34,419	8,347		15,437
Net provision increases and remeasurements	(24,898)	7,212		8,315
Payments for tower and tower equipment decommissioning	(343)	(231)		(65)
Reversal of decommissioning through profit and loss		(2,671)
Unwinding of discount	7,084	4,644		2,644
Effects of movement in exchange rates	(3,187)	1,374		(6,633)
At end of period/year	85,016	71,941		53,266
Non-current	84,533	71,598		49,469
Current	$ 483	$ 343		$ 3,797

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).